Quarterly Report
May 31, 2023
MFS®  Blended Research®
International Equity Fund
BRX-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 0.7%
Thales S.A.	28,605	$3,984,039
Alcoholic Beverages – 1.0%
Kirin Holdings Co. Ltd.	383,900	$5,729,912
Apparel Manufacturers – 4.0%
Burberry Group PLC	126,676	$3,394,242
Compagnie Financiere Richemont S.A.	62,203	9,872,571
LVMH Moet Hennessy Louis Vuitton SE	11,493	9,998,656
		$23,265,469
Automotive – 2.2%
BYD Co. Ltd.	89,500	$2,701,991
Kia Corp.	33,210	2,149,361
Mahindra & Mahindra Ltd.	257,162	4,099,950
Maruti Suzuki India Ltd.	17,583	1,990,916
Stellantis N.V.	138,090	2,093,326
		$13,035,544
Biotechnology – 0.7%
CSL Ltd.	20,981	$4,181,333
Brokerage & Asset Managers – 0.9%
iA Financial Corp., Inc.	39,560	$2,521,349
IG Group Holdings PLC	335,112	2,801,316
		$5,322,665
Business Services – 1.9%
CGI, Inc. (a)	32,542	$3,370,464
Experian PLC	75,356	2,654,691
Rexel S.A.	58,483	1,195,239
Serco Group PLC	1,023,964	1,820,203
TIS, Inc.	69,400	1,947,633
		$10,988,230
Chemicals – 1.4%
Nutrien Ltd.	74,572	$3,928,832
OCI N.V.	44,420	987,121
UPL Ltd.	371,120	3,073,232
		$7,989,185
Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	41,668	$5,200,583
Wisetech Global Ltd.	52,129	2,537,284
		$7,737,867
Computer Software - Systems – 5.6%
Amadeus IT Group S.A. (a)	29,861	$2,135,343
Constellation Software, Inc.	3,051	6,221,141
Fujitsu Ltd.	37,400	4,756,705
Hitachi Ltd.	76,600	4,423,640
Hon Hai Precision Industry Co. Ltd.	1,455,000	5,042,958
Samsung Electronics Co. Ltd.	188,959	10,165,133
		$32,744,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.4%
Anhui Conch Cement Co. Ltd.	429,000	$1,139,552
Ibstock PLC	585,870	1,166,797
		$2,306,349
Consumer Products – 1.0%
AmorePacific Corp.	26,057	$2,051,578
Kao Corp.	30,100	1,053,635
Reckitt Benckiser Group PLC	36,321	2,822,036
		$5,927,249
Containers – 0.4%
Brambles Ltd.	144,137	$1,288,179
Viscofan S.A.	18,848	1,259,164
		$2,547,343
Electrical Equipment – 1.2%
Schneider Electric SE	38,951	$6,717,348
Electronics – 6.0%
ASML Holding N.V.	19,966	$14,330,926
Novatek Microelectronics Corp.	157,000	2,174,062
NXP Semiconductors N.V.	10,976	1,965,802
ROHM Co. Ltd.	28,200	2,390,396
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	144,552	14,251,382
		$35,112,568
Energy - Independent – 0.2%
Canadian Natural Resources Ltd.	20,092	$1,082,378
Energy - Integrated – 5.0%
Cenovus Energy, Inc.	192,056	$3,068,652
China Petroleum & Chemical Corp.	9,492,000	5,976,101
Eni S.p.A.	563,444	7,498,205
LUKOIL PJSC (a)(u)	35,153	0
Petroleo Brasileiro S.A., ADR	275,823	3,182,997
Suncor Energy, Inc.	137,694	3,857,461
TotalEnergies SE	97,508	5,532,333
		$29,115,749
Engineering - Construction – 0.5%
Doosan Bobcat, Inc.	76,588	$3,087,179
Entertainment – 0.2%
Lottery Corp. Ltd.	367,703	$1,191,079
Food & Beverages – 1.0%
AVI Ltd.	390,796	$1,232,909
Gruma S.A.B. de C.V.	156,439	2,404,468
Nestle S.A.	19,380	2,296,022
		$5,933,399
Food & Drug Stores – 2.8%
BIM Birlesik Magazalar A.S.	363,608	$2,472,331
Loblaw Cos. Ltd.	50,672	4,430,394
Seven & I Holdings Co. Ltd.	53,900	2,261,227
Tesco PLC	2,286,777	7,418,810
		$16,582,762

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Furniture & Appliances – 0.7%
Howden Joinery Group PLC	479,427	$3,912,273
Gaming & Lodging – 1.3%
Aristocrat Leisure Ltd.	127,353	$3,077,386
Flutter Entertainment PLC (a)	6,027	1,176,679
Whitbread PLC	82,768	3,383,240
		$7,637,305
General Merchandise – 0.3%
Dollarama, Inc.	31,182	$1,896,876
Insurance – 5.0%
China Pacific Insurance Co. Ltd.	2,424,200	$6,129,808
Fairfax Financial Holdings Ltd.	7,118	5,109,125
Manulife Financial Corp.	262,915	4,870,948
Ping An Insurance Co. of China Ltd., “H”	917,000	5,820,215
Samsung Fire & Marine Insurance Co. Ltd.	28,717	4,879,023
Tokio Marine Holding, Inc.	102,800	2,319,779
		$29,128,898
Internet – 2.1%
NetEase, Inc., ADR	52,355	$4,454,363
Tencent Holdings Ltd.	198,900	7,889,501
		$12,343,864
Leisure & Toys – 1.1%
NCsoft Corp.	7,464	$1,805,194
Sankyo Co. Ltd.	110,900	4,473,411
		$6,278,605
Machinery & Tools – 3.8%
GEA Group AG	177,553	$7,456,710
OSG Corp. (l)	213,400	2,939,276
RB Global, Inc.	42,164	2,202,467
Toromont Industries Ltd.	46,417	3,590,265
Volvo Group	331,054	6,108,992
		$22,297,710
Major Banks – 9.0%
ABN AMRO Group N.V., GDR	293,382	$4,266,475
Bank of China Ltd.	4,136,000	1,621,557
Bank of Ireland Group PLC	331,381	3,114,951
BNP Paribas	79,757	4,604,476
BOC Hong Kong Holdings Ltd.	1,231,000	3,655,058
DBS Group Holdings Ltd.	337,900	7,571,079
Erste Group Bank AG	83,616	2,705,447
Industrial & Commercial Bank of China, “H”	2,266,000	1,212,515
National Australia Bank Ltd.	124,185	2,097,756
NatWest Group PLC	2,514,266	8,119,303
Nedbank Group Ltd.	207,407	2,189,587
UBS Group AG	492,607	9,324,781
UniCredit S.p.A.	93,188	1,784,390
		$52,267,375
Medical & Health Technology & Services – 0.8%
OdontoPrev S.A.	684,000	$1,433,174
Sonic Healthcare Ltd.	132,163	3,025,123
		$4,458,297

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	109,982	$1,540,131
Olympus Corp.	123,500	1,876,987
		$3,417,118
Metals & Mining – 2.3%
Glencore PLC	1,371,499	$7,019,649
Rio Tinto PLC	111,604	6,638,839
		$13,658,488
Natural Gas - Pipeline – 0.2%
APA Group	170,807	$1,115,458
Other Banks & Diversified Financials – 4.8%
AEON Financial Service Co. Ltd.	321,000	$2,741,719
China Construction Bank Corp.	8,057,000	5,154,949
Credicorp Ltd.	16,520	2,138,514
Emirates NBD PJSC	348,761	1,296,121
Hana Financial Group, Inc.	80,054	2,500,085
Julius Baer Group Ltd.	62,593	3,823,963
KB Financial Group, Inc.	55,458	2,005,639
Komercní banka A.S.	95,529	2,847,179
Macquarie Group Ltd.	28,402	3,154,265
Sberbank of Russia PJSC (a)(u)	715,224	0
Tisco Financial Group PCL	801,000	2,221,164
		$27,883,598
Pharmaceuticals – 8.2%
Bayer AG	125,991	$7,021,788
Chugai Pharmaceutical Co. Ltd.	70,800	1,908,157
Kyowa Kirin Co. Ltd.	59,300	1,140,671
Novartis AG	139,531	13,353,304
Roche Holding AG	38,796	12,276,703
Sanofi	76,071	7,714,912
Santen Pharmaceutical Co. Ltd.	482,300	4,385,962
		$47,801,497
Printing & Publishing – 1.3%
Transcontinental, Inc., “A”	129,642	$1,351,333
Wolters Kluwer N.V.	53,421	6,098,464
		$7,449,797
Railroad & Shipping – 0.7%
A.P. Moller-Maersk A/S	789	$1,326,769
Sankyu, Inc.	87,900	2,977,843
		$4,304,612
Real Estate – 1.3%
Canadian Apartment Properties, REIT	52,017	$1,879,509
CapitaLand India Trusts IEU, REIT	1,642,600	1,287,551
Charter Hall Group, REIT	199,238	1,451,457
Goodman Group, REIT	131,113	1,674,095
NEPI Rockcastle N.V.	245,522	1,402,503
		$7,695,115
Restaurants – 1.6%
Sodexo	64,842	$7,003,738
Yum China Holdings, Inc.	37,197	2,100,143
		$9,103,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.0%
Linde PLC	16,167	$5,717,621
Nitto Denko Corp.	64,400	4,589,930
Sumitomo Corp.	77,500	1,466,562
		$11,774,113
Specialty Stores – 2.2%
Alibaba Group Holding Ltd. (a)	345,100	$3,433,173
JD.com, Inc., “A”	113,345	1,822,390
Vipshop Holdings Ltd., ADR (a)	105,992	1,517,806
Walmart de Mexico S.A.B. de C.V.	974,534	3,703,328
ZOZO, Inc.	128,800	2,629,156
		$13,105,853
Telecommunications - Wireless – 3.2%
KDDI Corp.	281,900	$8,682,095
PT Telekom Indonesia	18,529,500	4,993,942
SoftBank Group Corp.	73,100	2,872,582
Vodafone Group PLC	2,154,131	2,046,434
		$18,595,053
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	192,229	$2,942,382
Tobacco – 1.8%
British American Tobacco PLC	184,769	$5,871,348
Imperial Brands PLC	68,000	1,433,777
Japan Tobacco, Inc. (l)	157,700	3,440,933
		$10,746,058
Trucking – 1.0%
Yamato Holdings Co. Ltd.	306,600	$5,618,158
Utilities - Electric Power – 3.1%
E.ON SE	619,609	$7,490,615
Energisa S.A., IEU	422,700	3,669,349
Iberdrola S.A.	556,767	6,784,464
		$17,944,428
Total Common Stocks		$567,959,379
Preferred Stocks – 0.9%
Metals & Mining – 0.7%
Gerdau S.A.	902,530	$4,264,215
Specialty Chemicals – 0.2%
Sociedad Química y Minera de Chile S.A.	16,507	$1,063,778
Total Preferred Stocks		$5,327,993
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.88% (v)	4,397,478	$4,397,038

Other Assets, Less Liabilities – 1.0%		5,810,571
Net Assets – 100.0%		$583,494,981
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,397,038 and $573,287,372, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$76,626,369	$—	$—	$76,626,369
United Kingdom	60,502,958	—	—	60,502,958
China	50,974,064	—	—	50,974,064
Switzerland	50,947,344	—	—	50,947,344
Canada	49,381,194	—	—	49,381,194
France	46,750,741	—	—	46,750,741
South Korea	28,643,192	—	—	28,643,192
Netherlands	25,682,986	—	—	25,682,986
Australia	24,793,415	—	—	24,793,415
Other Countries	156,763,945	2,221,164	0	158,985,109
Mutual Funds	4,397,038	—	—	4,397,038
Total	$575,463,246	$2,221,164	$0	$577,684,410
For further information regarding security characteristics, see the Portfolio of Investments. At May 31, 2023, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2022.
(2) Securities Lending Collateral
At May 31, 2023, the value of securities loaned was $3,129,154. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $3,325,099.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,763,687	$115,986,325	$114,349,773	$(2,489)	$(712)	$4,397,038
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$152,211	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2023, are as follows:
Japan	13.2%
United Kingdom	10.4%
China	8.8%
Switzerland	8.8%
Canada	8.5%
France	8.0%
South Korea	4.9%
Netherlands	4.4%
Australia	4.3%
Other Countries	28.7%

Supplemental Information (unaudited) – continued
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.